Note 14 - Warrants (Details Narrative) - USD ($)	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2017
Issuance of Shares on Exercise of Warrants (in Dollars)	$ 0	$ 324,258
Additional Paid-in Capital
Issuance of Shares on Exercise of Warrants (in Dollars)	$ 0	$ (106,315)
Cash Exercise Of Warrants
Warrants Exercised	0	33,601
Stock Issued During Period, Shares, Conversion of Convertible Securities	0	16,801